Loans and Financing (Tables)	12 Months Ended
Dec. 31, 2024
Loans and Financing [Abstract]
Schedule of Outstanding Balance of Loans and Financing

The outstanding balance of loans and financing at December 31, 2024 and 2023 are summarized as follows:

			Years ended December 31,
	Interest Rate	Maturity	2024	2023
Loans:
Santander Bank	0.06% per day	2024	-	4,254
Bradesco Bank	12.15% per annum	2024	178	343
BNDES	12.27% per annum	2024	-	692
Santander Bank	23.14% per annum	2025	2,206	-
Bradesco Bank	20.98% per annum	2027	503	-
Total			2,887	5,289
Current			2,512	4,960
Non-current			375	329

Schedule of Non-Current Liabilities

The amounts recorded in non-current liabilities for the years ended December 31, 2024, and 2023 have the following maturity schedule:

Years ended December 31,
2024
2025	-
2026	186
2027	189
Non-current liabilities	375

Schedule of Loan Activity

The following is a summary of loan activity for the years ended December 31, 2024, 2023, and 2022:

Balance as of January 1, 2022	8,300
Additions	4,000
Interest accrual	349
Principal payments	(10,101)
Interest payments	(741)
Balance as of December 31, 2022	1,807
Additions	5,462
Interest accrual	940
Principal payments	(2,034)
Interest payments	(886)
Balance as of December 31, 2023	5,289
Additions	3,931
Interest accrual	386
Principal payments	(6,624)
Interest payments	(95)
Balance as of December 31, 2024	2,887

Schedule of Trade and Other Payables

The breakdown of Trade and other payables is as follows:

	12/31/2024	12/31/2023
Suppliers- National and foreign	61,284	7,676
Suppliers - IPO transaction expenses(i)	-	39,457
Trade accounts payable	61,284	47,133

(i)	Consists of concentrated expenses incurred in 2023 related to third-party advisory and support services incurred in connection with the reorganization transaction that are not expected to be ongoing. These services were provided by suppliers to the Company. The liability includes the prepaid D&O insurance totaling R$4.1 million, recognized during the year ended December 31, 2023.